Share Capital - Schedule of Regarding the RSUs Issued (Details) - Restricted Stock Units [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2025 € / shares	Dec. 31, 2024 € / shares
Schedule of Regarding the RSUs Issued [Line Items]
Original Common Shares, Beginning Balance	1,780,328
Weighted Average Grant Date Fair Value Per Share, Beginning Balance	€ 0.22
Original Common Shares, Granted		1,780,328
Weighted Average Grant Date Fair Value Per Share, Granted		€ 0.22
Original Common Shares, Vested
Weighted Average Grant Date Fair Value Per Share, Vested
Original Common Shares, Forfeited	(52,586)
Weighted Average Grant Date Fair Value Per Share, Forfeited
Original Common Shares, Ending Balance	1,727,742	1,780,328
Weighted Average Grant Date Fair Value Per Share, Ending Balance	€ 0.22	€ 0.22